Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.91%
Communication services: 6.19%
Entertainment: 1.18%
Walt Disney Co.	43,094	$4,147,798
Interactive media & services: 5.01%
Alphabet, Inc. Class A	24,603	8,792,374
Meta Platforms, Inc. Class A	15,842	8,923,640
		17,716,014
Consumer discretionary: 1.14%
Specialty retail: 1.14%
Home Depot, Inc.	11,407	4,023,021
Financials: 1.15%
Financial services: 1.15%
Visa, Inc. Class A	11,822	4,056,010
Health care: 1.17%
Biotechnology: 1.17%
Amgen, Inc.	11,422	4,136,135
Information technology: 3.96%
Communications equipment: 3.96%
Cisco Systems, Inc.	82,020	9,634,069
Motorola Solutions, Inc.	10,502	4,361,376
		13,995,445
Real estate: 1.36%
Specialized REITs: 1.36%
American Tower Corp.	29,414	4,811,248
Utilities: 83.94%
Electric utilities: 53.76%
Alliant Energy Corp.	122,252	9,326,605
American Electric Power Co., Inc.	142,135	19,445,488
Constellation Energy Corp.	79,850	19,832,345
Duke Energy Corp.	116,145	14,701,634
Entergy Corp.	142,208	16,334,011
Evergy, Inc.	50,701	4,382,087
Eversource Energy	57,906	4,184,867
Exelon Corp.	117,339	5,470,344
FirstEnergy Corp.	110,646	5,260,111
NextEra Energy, Inc.	473,497	41,558,832
NRG Energy, Inc.	27,792	4,059,300
PG&E Corp.	284,326	4,782,363
PPL Corp.	156,687	5,695,572
Southern Co.	237,076	22,690,544
Xcel Energy, Inc.	152,733	12,264,460
		189,988,563
See accompanying notes to portfolio of investments
Allspring Utility and Telecommunications Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Gas utilities: 3.79%
Atmos Energy Corp.	77,678	$13,381,589
Independent power and renewable electricity producers: 4.21%
Vistra Corp.	93,783	14,876,797
Multi-utilities: 21.16%
Ameren Corp.	102,608	11,598,808
CenterPoint Energy, Inc.	253,662	11,171,274
CMS Energy Corp.	93,683	7,166,750
Dominion Energy, Inc.	85,721	5,853,887
DTE Energy Co.	56,405	8,594,430
Public Service Enterprise Group, Inc.	113,978	9,250,454
Sempra	133,153	12,344,615
WEC Energy Group, Inc.	75,426	8,807,494
		74,787,712
Water utilities: 1.02%
American Water Works Co., Inc.	27,319	3,594,634
Total common stocks (Cost $185,445,708)		349,514,966

		Yield
Short-term investments: 1.18%
Investment companies: 1.18%
Allspring Government Money Market Fund Select Class♠∞		3.57%	4,171,509	4,171,509
Total short-term investments (Cost $4,171,509)				4,171,509
Total investments in securities (Cost $189,617,217)	100.09%			353,686,475
Other assets and liabilities, net	(0.09)			(325,861)
Total net assets	100.00%			$353,360,614

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,881,914	$5,755,814	$(6,466,219)	$0	$0	$4,171,509	4,171,509	$42,930
See accompanying notes to portfolio of investments
2 | Allspring Utility and Telecommunications Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$21,863,812	$0	$0	$21,863,812
Consumer discretionary	4,023,021	0	0	4,023,021
Financials	4,056,010	0	0	4,056,010
Health care	4,136,135	0	0	4,136,135
Information technology	13,995,445	0	0	13,995,445
Real estate	4,811,248	0	0	4,811,248
Utilities	296,629,295	0	0	296,629,295
Short-term investments
Investment companies	4,171,509	0	0	4,171,509
Total assets	$353,686,475	$0	$0	$353,686,475
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Utility and Telecommunications Fund | 3